Income Taxes - Schedule of domestic and foreign components (Detail) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ (25,222,388)	$ (53,088,950)
Foreign	(905,108)	(727,371)
Total	$ (26,127,496)	$ (53,816,321)